Note 11 - Commitments and Contingencies (Details) (USD $)	Dec. 31, 2014
Note 11 - Commitments and Contingencies (Details) [Line Items]
Future Minimum Long Term Charter Revenue	$ 0
Number of Vessels Under Construction	4
Contractual Obligation	98,600,000
Purchase Obligation, Due in Next Twelve Months	54,640,000
Purchase Obligation, Due in Second Year	43,960,000
Secured Debt [Member]
Note 11 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	$ 38,950,000